Segment Reporting - Schedule of Total Assets and Liabilities (Details) - Operating Segments [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Total assets:
Total assets	$ 51,562,506	$ 41,775,834
Total liabilities:
Total liabilities	27,018,351	23,350,388
China [Member]
Total assets:
Total assets	33,368,274	22,487,303
Total liabilities:
Total liabilities	24,251,768	17,366,824
United States [Member]
Total assets:
Total assets	18,194,232	19,288,531
Total liabilities:
Total liabilities	$ 2,766,583	$ 5,983,564